DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Maturities of time deposits [Table Text Block]	Scheduled maturities of time deposits for the next five years were as follows:

(Dollars in thousands)
2019	$1,407,996
2020	471,183
2021	163,575
2022	110,170
2023	20,112
Thereafter	528
Total	$2,173,564